Stock Options - Stock option Assumptions (Details)	3 Months Ended
Mar. 31, 2021 $ / shares
Class of Stock [Line Items]
Exercise price	$ 2.62
Risk free interest rate	0.92%
Expected life of options	P10Y
Expected volatility of underlying stock	229.80%
Expected dividend rate	0.00%